Lennar Corporation

700 Northwest 107th Avenue

Miami, Florida 33172

(305) 559-4000

February 6, 2013

By EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4631

Attention: Jay Ingram

Re:	Registration Statement on Form S-4
Filed February 6, 2013

Ladies and Gentlemen:

Enclosed is Registration Statement on Form S-4 filed on February 6, 2013. Please note that, with the exception of updating certain of Lennar Corporation’s company information, this Registration Statement is substantially the same as Amendment No. 2 to Registration Statement File No. 333-183755 made effective December 13, 2012.

If you would like to discuss anything about this Registration Statement, please contact me at (305) 229-6584 or David Bernstein of K&L Gates LLP at (212) 536-4029.

Sincerely,

/s/ Mark Sustana

Mark Sustana

General Counsel and Secretary